REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,458,937	$ 463,283
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	1,298,854	421,862
Transferred over Time
Disaggregation of Revenue [Line Items]
Total revenue	160,083	41,421
Powersports vehicles
Disaggregation of Revenue [Line Items]
Total revenue	1,033,919	323,303
New vehicles
Disaggregation of Revenue [Line Items]
Total revenue	640,972	169,632
Used vehicles
Disaggregation of Revenue [Line Items]
Total revenue	392,947	153,671
Parts, service and accessories
Disaggregation of Revenue [Line Items]
Total revenue	247,562	66,969
Vehicle logistics
Disaggregation of Revenue [Line Items]
Total revenue	54,038	43,878
Finance and insurance, net
Disaggregation of Revenue [Line Items]
Total revenue	$ 123,418	$ 29,133